Other Payables (Tables)	7 Months Ended
Dec. 31, 2015
Asian Equity Exchange Group Co LTD [Member]
Schedule of Other Payables
2015

Accrued charges to third parties service providers	$16,346
Payables to suppliers of property and equipment	47,241
Salaries and wages accrued to employees	5,879
$69,466